UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX-EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service) Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Copy to: Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—June 30, 2016 (Unaudited)

Municipal Bonds and Notes—99.0% †		Principal Amount	Fair Value
Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,500,000	$2,969,175
Arizona—2.0%
City of Phoenix
5.00%	07/01/19	5,000,000	5,216,000
McAllister Academic Village LLC
5.00%	07/01/38 - 07/01/39	4,270,000	5,239,582	(a)
Phoenix Civic Improvement Corp. (NPFG Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	9,378,347	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,723,300
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,166,240	(c)
			32,723,469
Arkansas—0.1%
University of Arkansas
5.00%	11/01/46	1,250,000	1,557,125
California—12.5%
Alameda Corridor Transportation Authority (AGMC Insured)
4.00%	10/01/37	750,000	831,000	(b)
California Educational Facilities Authority
5.00%	10/01/32	5,255,000	7,413,334
5.25%	10/01/39	6,000,000	6,579,240
6.13%	10/01/36	1,500,000	1,841,265
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,941,150
6.00%	07/01/39	5,000,000	5,748,050
6.50%	10/01/33	3,500,000	3,956,260	(c)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/29	14,735,000	18,259,043
California State Public Works Board
5.00%	10/01/28	1,500,000	1,782,540
5.13%	10/01/31	2,000,000	2,364,840
5.25%	09/01/29	10,160,000	12,625,730
6.00%	04/01/26	8,475,000	9,667,687
California State University
4.00%	11/01/45	5,900,000	6,726,826
Coast Community College District
5.00%	08/01/33	1,260,000	1,586,378
Coast Community College District (AGMC Insured)
5.00%	08/01/33	8,750,000	9,538,725	(b,c)
Kaweah Delta Health Care District
4.00%	06/01/45	2,500,000	2,728,725
Los Angeles Department of Water & Power
4.00%	07/01/46	5,710,000	6,491,299
5.00%	07/01/42	3,750,000	4,669,987
5.00%	07/01/46	5,000,000	6,207,250
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	8,998,560
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000,000	5,000,000
San Diego Community College District
5.00%	08/01/41	10,000,000	11,723,600

San Diego County Water Authority Financing Corp.
5.00%	05/01/38	10,000,000	12,570,900
State of California
5.00%	02/01/31 - 09/01/45	20,720,000	25,024,847
5.25%	04/01/35 - 11/01/40	12,750,000	15,098,495
University of California
5.00%	05/15/38	4,000,000	4,862,560
University of California (AMBAC Insured)
5.00%	05/15/34	2,225,000	2,226,068	(b)
			200,464,359
Colorado—1.7%
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	2,105,116
Regional Transportation District
4.25%	11/01/36	3,405,000	4,394,016
5.00%	11/01/27 - 11/01/29	13,760,000	17,833,367
5.38%	06/01/31	2,500,000	2,856,650
			27,189,149
Connecticut—5.1%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40 - 07/01/46	13,275,000	15,480,273
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/37	3,695,000	4,570,753
State of Connecticut
5.00%	01/01/22 - 05/15/27	15,600,000	18,935,742
State of Connecticut Special Tax Revenue
5.00%	11/01/26 - 09/01/34	35,250,000	42,151,060
Town of Fairfield
5.00%	08/01/21	1,000,000	1,198,330
			82,336,158
Delaware—1.5%
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	10,882,200	(c)
Delaware State Health Facilities Authority
5.00%	10/01/40	6,300,000	7,179,354
Delaware Transportation Authority
5.00%	06/01/45	4,000,000	4,861,280
State of Delaware
5.00%	07/01/28	1,000,000	1,155,920
			24,078,754
District of Columbia—2.8%
District of Columbia
5.00%	06/01/38	3,000,000	3,689,280
5.50%	04/01/36	15,000,000	16,404,600
District of Columbia Water & Sewer Authority
5.00%	10/01/39	15,000,000	18,603,000
5.25%	10/01/29	5,000,000	5,507,350	(c)
			44,204,230
Florida—0.9%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,169,830	(c)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	10,191,451
County of Miami-Dade Public Facilities Revenue
4.00%	06/01/34 - 06/01/36	3,470,000	3,798,867
			15,160,148
Georgia—7.2%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,550,819	(c)
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,826,630	(c)

Atlanta Development Authority
5.25%	07/01/40	8,925,000	11,059,592
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	18,500,000	21,904,190
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	7,074,548
6.25%	11/01/39	10,000,000	11,792,500	(c)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	13,605,485	(b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,704,025
Municipal Electric Authority of Georgia
5.00%	01/01/35	5,500,000	6,676,670
5.25%	01/01/19	2,490,000	2,761,559
State of Georgia
4.00%	07/01/32	3,350,000	3,792,904
4.50%	01/01/29	3,000,000	3,254,880
5.00%	08/01/22	7,000,000	7,333,200	(c)
5.00%	01/01/26	2,250,000	2,480,985
			115,817,987
Hawaii—1.9%
City & County of Honolulu
5.00%	04/01/33	10,000,000	11,157,400	(c)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	18,451,398
			29,608,798
Idaho—0.3%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,516,080
Illinois—2.8%
City of Chicago O’Hare International Airport Revenue
5.00%	01/01/46	1,000,000	1,186,730
5.63%	01/01/35	5,000,000	5,848,900
5.75%	01/01/39	11,500,000	13,530,670
Illinois State Toll Highway Authority
5.00%	12/01/32	8,050,000	10,001,481
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.40%	06/15/19	1,065,000	1,123,831	(b,c)
5.40%	06/15/19	2,935,000	3,086,798	(b)
5.65%	06/15/22	375,000	449,430	(b,d)
5.65%	06/15/22	3,930,000	4,427,813	(b)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	4,000,000	4,724,480	(b)
			44,380,133
Indiana—0.7%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,795,225	(c)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000,000	7,765,030
			10,560,255
Kentucky—2.1%
Kentucky State Property & Building Commission
5.00%	02/01/33 - 02/01/34	4,180,000	5,067,169
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	9,450,000	10,540,435	(b,c)
5.25%	02/01/27	1,215,000	1,339,781	(b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	16,914,604
			33,861,989

Louisiana—1.2%
City of New Orleans Sewerage Service Revenue
5.00%	06/01/44 - 06/01/45	5,900,000	6,953,074
Louisiana Public Facilities Authority
5.00%	05/15/47	1,000,000	1,194,050
State of Louisiana
5.00%	09/01/19	10,050,000	11,341,324	(d)
			19,488,448
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	315,000	368,727	(c)
5.25%	07/01/21	1,475,000	1,713,080
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,180,820
6.00%	07/01/34	1,250,000	1,445,438	(c)
			4,708,065
Maryland—2.6%
City of Baltimore
5.00%	07/01/38	9,375,000	11,270,813
County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	10,526,902
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,348,480
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300,000	3,698,433
State of Maryland
5.00%	11/01/18	4,000,000	4,399,880
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	9,093,985	(c)
			42,338,493
Massachusetts—6.0%
Commonwealth of Massachusetts
5.00%	06/15/27	14,000,000	17,872,120
Massachusetts Department of Transportation
5.00%	01/01/37	10,000,000	11,162,800
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34	10,000,000	11,211,600
5.50%	11/15/36	4,000,000	4,454,280
5.75%	07/01/39	5,000,000	5,637,050	(c)
Massachusetts School Building Authority
5.00%	08/15/28	5,000,000	6,096,000
Massachusetts Water Resources Authority
5.00%	08/01/32 - 08/01/41	17,140,000	21,265,296
6.50%	07/15/19	8,160,000	8,697,173	(d)
University of Massachusetts Building Authority
5.00%	11/01/31	7,450,000	9,494,131
			95,890,450
Michigan—1.1%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	4,003,055
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,230,850	(b)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	6,651,120
University of Michigan Revenue
5.00%	04/01/46	1,000,000	1,250,120
			17,135,145
Minnesota—0.1%
Saint Cloud Health Care Revenue
5.00%	05/01/46	1,000,000	1,223,770

Missouri—1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	9,453,242
Health & Educational Facilities Authority of the State of Missouri
4.00%	11/15/42 - 01/01/50	6,000,000	6,612,250
Kansas City Sanitary Sewer System Revenue
4.00%	01/01/40	1,725,000	1,937,175
Metropolitan St. Louis Sewer District
5.00%	05/01/45	1,500,000	1,856,670
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,323,674
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,314,591
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,586
			28,024,188
Nebraska—0.7%
Omaha Public Power District
4.00%	02/01/34 - 02/01/36	10,250,000	11,461,222
			11,461,222
New Jersey—5.6%
New Jersey Economic Development Authority
5.25%	06/15/40	4,000,000	4,543,240
5.50%	12/15/29	5,000,000	5,480,900
New Jersey Educational Facilities Authority
4.00%	07/01/34	500,000	561,685
6.00%	12/01/17	10,000,000	10,482,900	(d)
New Jersey Health Care Facilities Financing Authority
4.00%	07/01/41	6,200,000	6,742,748
5.00%	07/01/39	1,500,000	1,795,860
New Jersey Health Care Facilities Financing Authority (AGMC Insured)
4.13%	07/01/38	6,215,000	6,875,654	(b)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	8,236,125
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/45	21,000,000	25,285,130
5.25%	01/01/40	10,000,000	11,067,100
New Jersey Transportation Trust Fund Authority
5.00%	06/15/45	2,250,000	2,514,488
5.25%	06/15/36	5,000,000	5,554,250
			89,140,080
New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	9,200,000	10,275,320
5.00%	12/15/26	12,000,000	12,237,840	(c)
			22,513,160
New York—9.0%
Dutchess County Local Development Corp.
4.00%	07/01/41	3,000,000	3,284,520	(a)
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,607,750	(c)
Metropolitan Transportation Authority
5.00%	11/15/29 - 11/15/41	13,750,000	16,861,573
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	10,965,600
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 02/01/41	25,000,000	29,738,750
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,797,050
5.13%	01/15/44	10,000,000	11,328,500

New York State Dormitory Authority
4.00%	07/01/40	1,000,000	1,117,770
5.00%	03/15/36 - 10/01/45	15,000,000	20,198,000
5.50%	05/01/37	2,500,000	2,830,650	(c)
6.00%	07/01/40	2,000,000	2,405,460	(c)
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,690,360
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	10,051,020
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	6,170,000	6,781,755	(c)
5.00%	11/15/26	3,830,000	4,214,494
Westchester County Healthcare Corp.
6.13%	11/01/37	2,220,000	2,710,309	(c)
6.13%	11/01/37	280,000	327,684
			143,911,245
North Carolina—1.4%
Cape Fear Public Utility Authority
4.00%	08/01/33	1,800,000	2,128,644
City of Charlotte
5.00%	06/01/23	4,320,000	4,999,536
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,381,000
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,522,450	(c)
State of North Carolina
4.75%	05/01/30	4,130,000	4,660,829
			22,692,459
Ohio—4.4%
American Municipal Power Inc.
5.00%	02/15/38	4,705,000	5,030,304	(c)
5.00%	02/15/38	295,000	311,779
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,955,275
City of Columbus
5.00%	07/01/26	15,130,000	19,029,455	(c)
5.00%	08/15/29 - 08/15/30	2,925,000	3,643,923
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	738,178	(c)
4.75%	06/01/31	5,000,000	5,290,100	(c)
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	2,065,500	(c)
Northeast Ohio Regional Sewer District
5.00%	11/15/38	12,000,000	14,449,680
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,639,750	(c)
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	7,201,380
University of Cincinnati
5.00%	06/01/46	4,000,000	4,923,600
			71,278,924
Oklahoma—0.6%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	6,211,260
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	4,069,205
			10,280,465
Oregon—0.1%
Eugene Water Revenue
4.00%	08/01/45	1,850,000	2,127,630

Pennsylvania—3.4%
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36	8,000,000	9,120,800
Delaware River Port Authority
5.00%	01/01/29	5,000,000	6,147,350
Pennsylvania State University
5.00%	09/01/41	1,200,000	1,502,952
Pennsylvania Turnpike Commission
5.00%	06/01/29	10,000,000	11,221,100	(c)
5.00%	12/01/32	1,500,000	1,740,180
5.25%	06/01/39	615,000	693,554	(c)
5.25%	06/01/39	8,885,000	9,787,805
6.00%	12/01/34	1,720,000	2,094,478	(c)
6.00%	12/01/34	10,280,000	12,306,702
			54,614,921
Rhode Island—0.3%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,447,563
6.50%	09/15/28	1,000,000	1,121,480
Rhode Island Infrastructure Bank Water Pollution Control Revenue
5.00%	10/01/28	2,200,000	2,820,224
			5,389,267
South Carolina—2.5%
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,729,478
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,566,340	(b)
South Carolina State Public Service Authority
5.00%	12/01/37 - 12/01/38	12,000,000	14,599,380
5.50%	01/01/38	14,970,000	16,737,807	(c)
			40,633,005
Tennessee—1.7%
County of Shelby
5.00%	03/01/21	3,500,000	4,018,560
Metropolitan Government of Nashville & Davidson County
5.00%	05/15/25	10,000,000	10,375,200	(c)
State of Tennessee
5.00%	05/01/19	1,000,000	1,079,680	(c)
Tennessee State School Bond Authority
5.00%	11/01/40	10,000,000	12,395,000
			27,868,440
Texas—10.7%
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42 - 11/15/45	18,595,000	22,343,232
City of Austin Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450,000	5,547,991	(b)
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/36	20,470,000	25,093,431
5.25%	11/15/30 - 11/15/31	12,000,000	14,099,380
County of Harris Rev., Series 2016 A,
5.00%	08/15/41	3,000,000	3,734,910	(a)
Dallas Area Rapid Transit
5.00%	12/01/41	13,160,000	16,261,549
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	6,220,550
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,427,080

North Texas Tollway Authority
5.00%	09/01/31 - 01/01/39	4,500,000	5,331,265
5.75%	01/01/38 - 01/01/40	16,470,000	17,716,556	(c)
5.75%	01/01/40	3,775,000	4,061,598	(c)
5.75%	01/01/40	1,230,000	1,318,240
6.00%	01/01/38	5,000,000	5,924,850
Tarrant Regional Water District
5.00%	03/01/29	12,500,000	15,680,125
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	12,090,585
The University of Texas System
5.00%	08/15/26	10,000,000	13,271,200
			171,122,542
Utah—1.2%
County of Utah Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37	5,000,000	5,498,850	(b)
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,621,440
Utah Transit Authority
5.00%	06/15/42	7,500,000	8,786,625
			18,906,915
Virginia—1.1%
County of Henrico Water & Sewer Revenue
5.00%	05/01/46	2,530,000	3,185,574
Virginia Resources Authority
4.00%	11/01/41	5,585,000	6,397,394
5.00%	11/01/46	1,720,000	2,171,448
5.25%	11/01/38	2,390,000	2,637,986	(c)
5.25%	11/01/38	2,610,000	2,860,508
			17,252,910

Total Municipal Bonds and Notes (Cost $1,442,774,473)			1,587,429,553

Short-Term Investments—1.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares			15,948,448	(e,f)
0.29%
(Cost $15,948,448)

Total Investments (Cost $1,458,722,921)			1,603,378,001

Liabilities in Excess of Other Assets, net—(0.0)% *			(616,563)

NET ASSETS—100.0%			$1,602,761,438

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b)	The security is insured by AGC, AGMC, AMBAC, or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 6% or greater as of June 30, 2016 (as a percentage of net assets).

(c)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.

(e)	Coupon amount represents effective yield.

(f)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2016.

*	Less than 0.05%.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

NPFG	National Public Finance Guaranty Corporation

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of the investment adviser. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Municipal Bonds and Notes	$—	$1,587,429,553	$—	$1,587,429,553
Short-Term Investments	15,948,448	—	—	15,948,448

Total Investments in Securities	$15,948,448	$1,587,429,553	$—	$1,603,378,001

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Income Taxes

At June 30, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,458,766,598	$144,926,347	$(314,944)	$144,611,403

Investment Adviser and Administrator

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ ELLEN M. NEEDHAM
Ellen M. Needham
President (Principal Executive Officer)

Date: August 26, 2016

By:	/S/ BRUCE ROSENBERG
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: August 26, 2016